Income Taxes (Details) - Schedule of Income Tax Benefit - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Benefit [Abstract]
Current tax expense	¥ 6,234	¥ 1,521	¥ 5,924
Deferred tax benefit	(19)	(343)	(1,445)
Total	¥ 6,215	¥ 1,178	¥ 4,479